OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.4%
	EQUITY - 69.0%
25,200	Avantis International Small Cap Value ETF	$ 1,997,856
14,541	Consumer Staples Select Sector SPDR Fund	1,177,385
60,400	Dimensional International Small Cap Value ETF	1,987,764
45,400	Dimensional International Value ETF	1,944,482
21,800	First Trust Utilities AlphaDEX Fund	923,884
10,700	Global X MLP & Energy Infrastructure ETF	670,462
36,200	iShares Latin America 40 ETF(a)	948,802
37,200	iShares MSCI Australia ETF(a)	979,104
33,800	iShares MSCI Brazil ETF(a)	975,130
21,800	iShares MSCI Canada ETF(a)	1,007,160
13,400	iShares MSCI EAFE ETF	1,197,826
22,100	iShares MSCI EAFE Min Vol Factor ETF	1,857,726
56,900	iShares MSCI EAFE Value ETF(a)	3,612,012
11,800	iShares MSCI Eurozone ETF	701,510
23,100	iShares MSCI Germany ETF	977,361
54,400	iShares MSCI International Momentum Factor ETF	2,485,536
20,700	iShares MSCI Italy ETF	996,498
13,800	iShares MSCI Japan ETF	1,034,586
39,900	iShares MSCI Pacific ex Japan ETF	1,969,863
5,800	iShares U.S. Aerospace & Defense ETF(a)	1,094,112
31,300	iShares US Consumer Goods ETF	2,206,024
193,100	SPDR Portfolio S&P 500 ETF	14,036,439
47,800	Vanguard FTSE Emerging Markets ETF	2,364,188
13,400	Vanguard Mid-Cap Growth ETF(a)	3,810,826
		50,956,536
	FIXED INCOME - 19.4%
14,900	Eldridge BBB-B CLO ETF	398,426
108,300	First Trust Institutional Preferred Securities and	2,056,617
20,200	First Trust Preferred Securities and Income ETF(a)	359,560
8,600	First Trust Senior Loan ETF	394,654
104,700	Invesco Senior Loan ETF(a)	2,190,324
8,100	iShares 3-7 Year Treasury Bond ETF	964,629
6,100	iShares CMBS ETF	297,192
9,400	iShares Floating Rate Bond ETF	479,588

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.4% (Continued)
	FIXED INCOME - 19.4% (Continued)
18,300	iShares iBoxx High Yield Corporate Bond ETF(a)	$ 1,475,895
15,100	PIMCO Multi Sector Bond Active ETF	400,754
16,600	SPDR Blackstone Senior Loan ETF	690,394
10,600	SPDR Bloomberg Barclays Emerging Markets Local(a)	226,840
9,200	VanEck Short High Yield Muni ETF	207,821
2,700	Vanguard Intermediate-Term Corporate Bond ETF	223,884
26,200	Vanguard Total Bond Market ETF	1,929,106
27,400	Vanguard Total International Bond ETF	1,356,574
31,500	Virtus InfraCap U.S. Preferred Stock ETF	656,145
		14,308,403

	TOTAL EXCHANGE-TRADED FUNDS (Cost $61,439,769)	65,264,939

	OPEN END FUNDS — 11.3%
	ALTERNATIVE - 1.7%
61,566	BlackRock Global Equity Market Neutral Fund, Institutional Class	900,098
36,836	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	340,363
		1,240,461
	EQUITY - 1.4%
56,365	Pear Tree Polaris Foreign Value Small Cap Fund, Institutional Class	1,033,733
157	Thornburg Investment Income Builder Fund, Class I	4,746
		1,038,479
	FIXED INCOME - 8.2%
55	American Century High Income Fund, Class I	479
34	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	334
18,181	Dodge & Cox Global Bond Fund, Class I	202,533
113,694	JPMorgan Income Fund, Class I	976,631
95,407	JPMorgan Mortgage-Backed Securities Fund, Class I	977,921
101	Medalist Partners MBS Total Return Fund, Institutional Class	872
51	Metropolitan West Total Return Bond Fund, Class I	463
34	Nuveen Preferred Securities Fund, Class I	534
105,050	PIMCO Income Fund, Institutional Class	1,131,389
78	PIMCO Investment Grade Credit Bond Fund, Institutional Class	712
43	PIMCO Total Return Fund, Institutional Class	370

OCEAN PARK TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 11.3% (Continued)
	FIXED INCOME - 8.2% (Continued)
91,725	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	$ 851,210
13	TCW Emerging Markets Income Fund, Class I	87
163,731	Thornburg Strategic Income Fund, Class I	1,882,904
		6,026,439

	TOTAL OPEN END FUNDS (Cost $7,972,376)	8,305,379

	SHORT-TERM INVESTMENTS — 6.9%
	COLLATERAL FOR SECURITIES LOANED - 6.6%
4,881,410	First American Government Obligations Fund, Class X, 4.25% (b)(c) (Cost $4,881,410)	4,881,410

	MONEY MARKET FUND - 0.3%
197,092	First American Government Obligations Fund, Class X, 4.25% (c) (Cost $197,092)	197,092

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,078,502)	5,078,502

	TOTAL INVESTMENTS - 106.6% (Cost $74,490,647)	$ 78,648,820
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.6)%	(4,898,726)
	NET ASSETS - 100.0%	$ 73,750,094

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage-Backed Securities
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $4,814,065, as of June 30, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $4,881,410 at June 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.